ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Leishen Energy Holding Co., Ltd. (“Leishen Cayman”) was incorporated under the laws of Cayman Islands as an exempted company with limited liability on October 19, 2022. As a holding company with no material operations, Leishen Cayman conducts substantially all of its operations through its operating subsidiaries (collectively, the “Company”) in the People’s Republic of China (“PRC” or “China”). The Company is a provider of clean-energy equipment and integrated solutions to the oil and gas industry, with a commitment to providing customers high-performance, safe and cost-effective energy solutions. The Company’s major businesses segments include (i) clean-energy equipment; (ii) oil and gas engineering technical services; (iii) new energy production and operation; and (iv) digitalization and integration equipment.

Business Reorganization

A reorganization of legal structure (“Reorganization”) was completed on March 24, 2023. The reorganization involved the incorporation of Leishen Energy Group Holding Co., Ltd. (“Leishen (Holding) Hong Kong”), and the transfer of the 100% equity interest of Leishen Energy Group Co., Limited (“Leishen Hong Kong”). Consequently, Leishen Cayman, through its subsidiaries Leishen (Holding) Hong Kong and Leishen Hong Kong, directly controls ZJY Technologies Co., Ltd. (“ZJY Technologies”), China Oil Blue Ocean Petroleum Technology Inc. (“China Oil Blue Ocean”), Leishen Energy Technology (Nanjing) Co., Ltd. (“Leishen Nanjing”), Leishen Green Energy Technology Development Co., Ltd. (“Beijing Leishen Green Energy”), Leishen Energy Technology (Shandong) Co., Ltd. (“Leishen Shandong”) and Leishen Energy Services Co., Ltd. (“Leishen Services”), and became the ultimate holding company of all other entities mentioned above.

The Reorganization was accounted for as a reorganization among entities under common control since the same shareholders, controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning to the end of the period, eliminating the effects of intra-entity transactions.

The Company’s corporate structure as of September 30, 2025 was as follows:

Below is an overview of the Company’s principal subsidiaries as of September 30, 2025:

Legal Entity	Place of Incorporation	Date of Incorporation	Percentage of beneficial ownership	Principal activities
Leishen Energy Group Holding Co.，Ltd. (“Leishen (Holding) Hong Kong”)	Hongkong, China	November 25, 2022	100%	Holding company
Leishen Energy Group Co., Ltd. (“Leishen Hong Kong”)	Hongkong, China	February 11, 2010	100%	Purchase and sale of oil and gas professional equipment and instruments
ZJY Technologies Co., Ltd. (“ZJY Technologies”)	Beijing, China	March 2, 2007	100%	Design and sale of oil and gas professional equipment and after-sales support, and oilfield digitalization and integration service
China Oil Blue Ocean Petroleum Technology Inc. (“China Oil Blue Ocean”)	Beijing, China	October 19, 2007	100%	Design and sale of oil and gas equipment and instruments, and engineering technology services
Leishen Energy Technology (Nanjing) Co.,Ltd. (“Leishen Nanjing”)	Nanjing, China	September 27, 2022	100%	Purchase and sale of oil and gas professional equipment and instruments
Leishen Green Energy Technology Development Co., Ltd. (“Beijing Leishen Green Energy”)	Beijing, China	January 29, 2018	100%	No business operations
Leishen Energy Technology (Shandong) Co., Ltd. (“Leishen Shandong”)	Shandong, China	September 14, 2010	100%	Sales of oil and gas professional equipment and instruments
Leishen Energy Services Co., Ltd. (“Leishen Services”)	Shandong, China	January 23, 2019	100%	No business operations
Sichuan Leishen Hongzhuo Energy Development Co., Ltd. (“Sichuan Leishen Hongzhuo”)	Chengdu, China	January 16, 2019	100%	Production, storage and transportation of natural gas (LNG/CNG)
Sichuan Huayou Huitong New Material Co. Ltd. (“Huayou Huitong”)	Chengdu, China	May 29, 2020	51%	Production and sales of bonded composite pipes
Xinjiang Breslin Oil and Gas Service Co., Ltd. (“Xinjiang Breslin”)	Xinjiang, China	August 22, 2024	100%	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service
Lionize Engineering Technology Limited. (“Lionize Engineering”)	Hongkong, China	February 21, 2025	100%	No business operations
China Oil Blue Ocean Hydrogen Energy Technology Co.,Ltd. (“China Oil Blue Hydrogen”)	Beijing, China	August 5, 2025	100%	No business operations
Suqian Hanmo Energy Service Co..Ltd.(“Suqian hanmo”)	Jiangsu, China	April 21, 2025	100%	Purchase and sale of oil and gas professional equipment and instruments, and sales of oil and gas engineering technical service
LSE Energy International Co., Ltd (“LSE Energy International”)	Saudi Aribia	June 29, 2025	100%	No business operations
LSE Energy America Inc (“LSE Energy America”)	United States	August 14, 2025	100%	No business operations

Initial Public Offering (the “IPO”)

On December 20, 2024, Leishen Cayman (Nasdaq: LSE) consummated its initial public offering (the “IPO”) of 1,375,000 ordinary shares, par value $0.001 at $4.00 per share (each, an “Ordinary Share”), with gross proceeds of $5.5 million. On January 8, 2025, Leishen Cayman issued and sold 150,000 additional Ordinary Shares at $4.00 per share, pursuant to the partial exercise of the Over-Allotment Option, resulting in additional gross proceeds of $600,000. As a result, Leishen Cayman raised aggregate gross proceeds of $6.1 million in the IPO. After deducting the underwriting discounts and commissions, the Company received total net proceeds of approximately $5.4 million.